Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Ordinary Shares par value (in Dollars per share)	$ 0.000002	$ 0.000002
Ordinary shares, shares authorized	25,000,000,000	25,000,000,000
Ordinary shares, shares issued	28,545,468	25,926,155
Ordinary shares, shares outstanding	28,545,468	25,926,155